RELATED PARTY TRANSACTIONS (Details) - USD ($)				3 Months Ended
	Feb. 08, 2021	Oct. 12, 2020	Sep. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Aggregate purchase price			$ 25,000	$ 25,000
Threshold Period For Not To Transfer, Assign Or Sell Any Shares Or Warrants After Completion Of Initial Business Combination		1 year		30 days
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Sponsor
Related Party Transaction [Line Items]
Issuance of Class B Common Stock to Sponsor		7,187,500
Debt Instrument, Face Amount		$ 25,000
Shares subject to forfeiture to the extent that the underwriters' over-allotment is not exercised		937,500		937,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%
Sale of stock, price per share		$ 12.00
Over-Allotment Option | Subsequent Events
Related Party Transaction [Line Items]
Issuance of Class B Common Stock to Sponsor	3,750,000